Segment reporting - Major distributor or whole sellers (Details) - item	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment reporting
Number of major customers from U.S.	4
Percentage of product net sales from major customers from United States	88.00%	92.00%